Income taxes - Changes to valuation allowance (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Income taxes
Balance at beginning of the year	¥ (759,896,561)	$ (108,663,763)	¥ (1,008,969,418)
Additions	(65,445,776)	(9,358,620)	(85,036,821)
Reversals	219,034,475	31,321,513	334,109,678
Balance at end of the year	¥ (606,307,862)	$ (86,700,870)	¥ (759,896,561)